Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

Assets Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2025:

	Fair Value Measurements
	as of March 31, 2026
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$1,340,028	$1,340,028
Embedded derivative liabilities	-	-	2,044,103	2,044,103
Total liabilities at fair value	$-	$-	$3,384,131	$3,384,131

	Fair Value Measurements
	as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$614,680	$614,680
Total liabilities at fair value	$-	$-	$614,680	$614,680

Valuation Techniques and Significant Unobservable Inputs (Level 3)

For the warrants described below fair value is determined at each measurement date using a probability weighted scenario model that requires management to estimate the probability of settlement outcomes, including scenarios where an event fails to occur and therefore the warrant cannot be exercised. To value these outcomes, the Company must estimate the underlying preferred round valuation that provides the basis for the number of warrant shares that will be received by the holder and various inputs to a probability weighted scenario model.

Financing Warrants

The Company’s Financing warrants for the six months ended March 31, 2026 and 2025, respectively, are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. Fair value is determined at each measurement date using the probability weighted scenario model, which is considered to be a Level 3 fair value measurement. Key assumptions include:

	As of
	March 31,	September 30,
Assumptions	2026	2025
Risk free interest rate	3.72%	3.60%
Expected term	0.5	2.0
Expected volatility	60%	70%
Exercise Price of Warrant	$0.01	$0.01
Common stock fair value per share	$3.86	$1.84

Expected volatility is estimated using annualized historical volatility of a selected peer group of comparable publicly traded companies. The most sensitive nature of estimates in the above valuations is the fair value of an underlying qualified round and the probability of events considered.

Embedded Derivative Liabilities — Bridge Notes

The Company’s convertible notes contain embedded conversion features that require bifurcation as separate derivative instruments under ASC 815-15, as the economic characteristics and risks of the conversion feature are not clearly and closely related to the host debt instrument. The fair value of these embedded derivatives is estimated by using a with-and-without methodology: the convertible note is valued in its entirety (with the embedded conversion feature), and then without it, with the difference representing the fair value of the bifurcated derivative. The without scenario applies a credit-adjusted discount rate reflecting the Company’s estimated standalone borrowing cost absent the conversion feature and consideration of outcomes including default. In addition, the with scenario contemplates the probability of various conversion events defined by the underlying agreement, timeline to conversion, or default event based on the circumstances during each of the reporting dates.

	As of
	March 31,	September 30,
Assumptions	2026	2025
Discount rate	149.10%	-
Probability of qualifying financing event	85.00%	-
Probability of default	15.00%	-
Expected term of events	0.18 - 0.51	-

Level 3 Roll-Forward

The following table presents the changes in Level 3 financial liabilities measured at fair value using significant unobservable inputs on a recurring basis for the six months ended March 31, 2026 and year ended September 30, 2025:

	Warrant Liabilities	Embedded Derivatives	Total
Balance as of September 30, 2025	$614,680	$-	$614,680
Issuances	-	2,044,103	2,044,103
Changes in fair value recognized in earnings	725,348	-	725,348
Balance as of September 30, 2024	1,340,028	2,044,103	3,384,131

Changes in fair value related to the derivative and warrant liabilities are reported as separate line items on the statements of operations. Gains and losses attributable to instruments still held at period end are included within this line item for each period presented.

4. Fair Value Measurements

Assets Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and September 30, 2024:

	Fair Value Measurements
	as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Financing warrants	$-	$-	$614,680	$614,680
Total liabilities at fair value	$-	$-	$614,680	$614,680

	Fair Value Measurements
	as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Change of control warrants	$-	$-	$71,822	$71,822
Conversion warrants	-	-	510,348	510,348
Embedded derivative liabilities	-	-	5,714,957	5,714,957
Total liabilities at fair value	-	-	6,297,127	6,297,127

Valuation Techniques and Significant Unobservable Inputs (Level 3)

For the warrants described below fair value is determined at each measurement date using a probability weighted scenario model that requires management to estimate the probability of settlement outcomes, including scenarios where an event fails to occur and therefore the warrant cannot be exercised. To value these outcomes, the Company must estimate the underlying preferred round valuation that provides the basis for the number of warrant shares that will be received by the holder and various inputs to a probability weighted scenario model.

Change of Control Warrants

The Company’s Change of Control warrants are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. The Change of Control warrants expired on January 31, 2025. Fair value is determined at each measurement date using the probability weighted scenario model which is considered to be a Level 3 fair value measurement. Key assumptions include:

Assumptions	FY 2025	FY 2024
Risk free interest rate	-	5.37%
Expected volatility	-	70%
Expected term (in years)	-	1
Exercise Price of Warrant	-	0.01
Common stock fair value per share ($)	-	1.42

Conversion Warrants

The Company’s Conversion warrants are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. Fair value is determined at each measurement date using the probability weighted scenario model, which is a Level 3 fair value measurement. The range of key assumptions include:

Assumptions	FY 2025	FY 2024
Risk free interest rate	3.66-3.94%	3.66%
Expected volatility	70%	65%
Expected term	2	2
Probability of qualifying financing event	40% - 100%	50%
Exercise Price of Warrant	$0.01	$0.01
Common stock fair value per share	$1.08	$1.08

Financing Warrants

The Company’s Financing warrants in FY2025 are classified as derivative liabilities under ASC 815-40 because the settlement share counts are variable, causing the instruments to fail the fixed-for-fixed criteria required for equity classification. Fair value is determined at each measurement date using the probability weighted scenario model, which is considered to be a Level 3 fair value measurement. The range of key assumptions include:

Assumptions	FY 2025	FY 2024
Risk free interest rate	3.60-4.28%	-
Expected term	2	-
Expected volatility	60-70%	-
Probability of qualifying financing event	40% - 100%	-
Exercise Price of Warrant	$0.01	-
Common stock fair value per share	$1.08-1.84	-

Expected volatility is estimated using annualized historical volatility of a selected peer group of comparable publicly traded companies. The most sensitive nature of estimates in the above valuations is the fair value of an underlying qualified round and the probability of events considered.

Embedded Derivative Liabilities — Convertible Notes

The Company’s convertible notes contain embedded conversion features that require bifurcation as separate derivative instruments under ASC 815-15, as the economic characteristics and risks of the conversion feature are not clearly and closely related to the host debt instrument. The fair value of these embedded derivatives is estimated by using a with-and-without methodology: the convertible note is valued in its entirety (with the embedded conversion feature), and then without it, with the difference representing the fair value of the bifurcated derivative. The without scenario applies a credit-adjusted discount rate reflecting the Company’s estimated standalone borrowing cost absent the conversion feature and consideration of outcomes including default. In addition, the with scenario contemplates the probability of various conversion events defined by the underlying agreement, timeline to conversion, or default event based on the circumstances during each of the reporting dates. The range of key assumptions include:

Assumptions	FY 2025	FY2024
Credit adjusted discount rate	22%	22%
Probability of qualifying financing event	70 – 100%	50%
Expected term to conversion / maturity	0.8 - 2.71	0.83 – 3.0
Qualified financing price	$4.51 - $6.23	$4.2

Level 3 Roll-Forward

The following table presents the changes in Level 3 financial liabilities measured at fair value using significant unobservable inputs on a recurring basis for the years ended September 30, 2025 and 2024:

	Warrant Liabilities	Embedded Derivatives	Total
Balance as of September 30, 2023	$713,414	$4,060,520	$4,773,934
Issuances	-	86,700	86,700
Changes in fair value recognized in earnings	(131,244)	1,567,737	1,436,493
Balance as of September 30, 2024	582,170	5,714,957	6,297,127
Issuances	506,921	-	506,921
Changes in fair value recognized in earnings	365,162	19,026,449	19,391,611
Reclassifications to equity upon debt conversion	(839,573)	(24,741,406)	(25,580,979)
Balance as of September 30, 2025	$614,680	$-	$614,680

Changes in fair value related to the derivative and warrant liabilities are reported as separate line items on the statements of operations.